Additional Notes (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Notes [Abstract]
Summary of Future Minimum Payments for Leases
The future minimum payments under non-cancelable leases of low-value assets, performance share unit programs and contracts for insurance and other services on December 31, 2023 were as follows:

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Share-based payment programs	Other	Total
Less than 1 Year	0	1,113	1,883	2,996
Between One and Five Years	0	48,346	5,791	54,137
More than 5 Years	0	0	0	0
Total	0	49,459	7,674	57,133
As of December 31, 2022, these future minimum payments were as follows:

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Share-based payment programs	Other	Total
Less than 1 Year	0	200	1,098	1,298
Between One and Five Years	3	9,300	13,499	22,802
More than 5 Years	0	0	0	0
Total	3	9,500	14,597	24,100
Additionally, the Company has contracts for outsourced studies whereas the services have not been rendered as of December 31, 2023, and which could result in future payment obligations. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	2023	2022
Less than 1 Year	133.7	228.4
Between One and Five Years	143.0	214.1
More than 5 Years	0.0	0.0
Total	276.7	442.5

Summary of Fair Value of Financial Assets and Liabilities
The table below shows the fair values of financial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2023; in 000' €	Classification Financial Instrument	Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	158,500	*	*
Other Financial Assets		520,845
thereof Money Market Funds	FVTPL	234,094	234,094	1
thereof Fixed Term Deposits	AC	285,984	*	*
thereof Financial Asset from Escrow Account	FVTPL	768	768	3
Accounts Receivable	AC	32,094	*	*
Financial Assets from Collaborations	FVTPL	3,410	3,410	3
Other Receivables		1,496
thereof Anti-Dilution Right HI-Bio	FVTPL	0	0	3
thereof Non-Financial Assets	n/a	1,496	n/a	n/a
Prepaid Expenses and Other Assets		30,323
thereof Non-Financial Assets	n/a	30,323	n/a	n/a
Current Financial Asset		714,849
Other Financial Assets		1,134
thereof Financial Asset from Escrow Account	FVTPL	1,134	1,134	3
Prepaid Expenses and Other Assets		7,341
thereof Restricted Cash	AC	1,217	1,217	2
thereof Non-Financial Assets	n/a	6,124	n/a	n/a
Non-Current Financial Asset		2,351
Total		717,200
Accounts Payable and Accruals		(109,805)
thereof Accounts Payable	FLAC	(28,388)	*	*
thereof Non-Financial Liabilities	n/a	(81,417)	n/a	n/a
Bonds	FLAC	(1,638)	*	*
Financial Liabilities from Collaborations	FLAC	(5,527)	*	*
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(119,811)	*	*
Current Financial Liabilities		(155,364)
Bonds	FLAC	(244,021)	(244,818)	3
Financial Liabilities from Collaborations	FLAC	(108,869)	(93,354)	3
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(1,316,353)	(1,318,880)	3
Non-Current Financial Liabilities		(1,669,243)
Total		(1,824,607)
* For these instruments the carrying amount is a reasonable approximation of fair value.

December 31, 2022; in 000' €	Classification Financial Instrument	Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	402,351	*	*
Other Financial Assets		504,823
thereof Money Market Funds	FVTPL	14,622	14,622	1
thereof Fixed Term Deposits	AC	490,201	*	*
Accounts Receivable	AC	91,231	*	*
Financial Assets from Collaborations	FVTPL	0	0	3
Other Receivables		12,852
thereof Anti-Dilution Right HI-Bio	FVTPL	9,832	9,832	3
thereof Non-Financial Assets	n/a	3,020	n/a	n/a
Current Financial Asset		1,008,237
Prepaid Expenses and Other Assets		8,729
thereof Restricted Cash	AC	1,324	1,324	2
thereof Non-Financial Assets	n/a	7,405	n/a	n/a
Non-Current Financial Asset		1,324
Total		1,009,561
Accounts Payable and Accruals		(157,270)
thereof Accounts Payable	FLAC	(38,579)	*	*
thereof Non-Financial Liabilities	n/a	(118,691)	n/a	n/a
Bonds	FLAC	(2,031)	*	*
Financial Liabilities from Collaborations	FLAC	(2,514)	*	*
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(102,171)	*	*
Current Financial Liabilities		(145,295)
Bonds	FLAC	(291,647)	(277,166)	3
Financial Liabilities from Collaborations	FLAC	(217,826)	(167,984)	3
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(1,398,303)	(1,290,475)	3
Non-Current Financial Liabilities		(1,907,776)
Total		(2,053,071)
*For these instruments the carrying amount is a reasonable approximation of fair value.

Summary of Carrying Amount of Financial Instruments
The totals of the carrying amounts of the financial instruments per measurement category are shown in the following overview.

in 000' €	Classification Financial Instrument	12/31/2023	12/31/2022
Financial Assets FVTPL	FVTPL	239,406	24,454
Financial Assets AC	AC	477,795	985,107
Financial Liabilities FLAC	FLAC	(1,824,607)	(2,053,071)

Summary of Changes In Fair Value Measurement Financial Assets
The development of the fair values of financial assets measured at fair value and allocated to hierarchy level 3 is shown in the following reconciliation.

in 000' €	Financial Asset from Escrow Account	Anti-Dilution Right HI-Bio	Shares in Affiliated Companies < 20 % at Fair Value
Balance as of January 1, 2023	—	9,832	0
Additions	1,854	0	0
Gains/(losses) recognized in other comprehensive income	0	0	6,272
Gains/(losses) recognized in profit or loss statement	47	(4,251)	0
Reclassification to investment in associates	0	(5,581)	0
Reclassification hierarchy levels	0	0	0
Disposals	0	0	(6,272)
Balance as of December 31, 2023	1,901	—	—

in 000' €	Financial Asset from Escrow Account	Anti-Dilution Right HI-Bio	Shares in Affiliated Companies < 20 % at Fair Value
Balance as of January 1, 2022	—	0	0
Additions	—	10,377	0
Gains/(losses) recognized in other comprehensive income	—	0	0
Gains/(losses) recognized in profit or loss statement	—	(386)	0
Reclassification to investment in associates	—	(160)	0
Reclassification hierarchy levels	—	0	0
Disposals	—	0	0
Balance as of December 31, 2022	—	9,832	—

Summary of Net Gains or Losses resulted from Financial Instruments
The following net gains or losses resulted from financial instruments in the financial year.

in 000' €	2023	2022	2021
FVTPL	9,553	7,051	10,983
AC	19,095	9,064	9,824
FLAC	39,065	231,387	(104,568)
Total	67,713	247,502	(83,761)

Summary of Gross Gains or Losses resulted from Financial Instruments
The gross interest income and expenses from financial assets and liabilities measured at amortized cost are shown in the following table.

in 000' €	2023	2022	2021
Interest Income AC	18,316	4,618	723
Interest Expenses AC	(21)	(1,580)	(2,415)
Interest Income FLAC	0	0	0
Interest Expenses FLAC	(76,499)	(102,144)	(62,252)
Total	(58,204)	(99,106)	(63,944)

Summary of Changes in Impairment Losses for Credit Risk

	General Impairment Model			Simplified Impairment Model		Total
in 000' €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2022	(685)	0	0	(360)	0	(1,045)
Unused Amounts Reversed	685	0	0	360	0	1,045
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(697)	0	0	(414)	0	(1,111)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2022	(697)	0	0	(414)	0	(1,111)
Balance as of January 1, 2023	(697)	0	0	(414)	0	(1,111)
Unused Amounts Reversed	697	0	0	414	0	1,111
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(229)	0	0	(166)	0	(395)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2023	(229)	0	0	(166)	0	(395)

Summary of Gross Carrying Amounts of Financial Assets by Credit Risk
The gross carrying amounts of the Group's financial assets by credit risk rating class are as follows.

Financial Assets as of December 31, 2023	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	158,511
Term Deposits	low	Expected Twelve-Month Loss	286,185
Accounts Receivable	low	Lifetime Expected Credit Losses	32,260

Financial Assets as of December 31, 2022	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	402,353
Term Deposits	low	Expected Twelve-Month Loss	490,881
Accounts Receivable	low	Lifetime Expected Credit Losses	91,645

Summary of Contractual Cash Flows of Financial Liabilities
The following table shows the maturities of the cash flows of accounts payable and bonds at the balance sheet date. For the financial liabilities from collaborations, the non-discounted, future planned half profit sharing payments from Incyte for the sales of Monjuvi® in the U.S. are presented. The financial liabilities from future payments to Royalty Pharma include the undiscounted, planned net sales in the coming years. There is no cash inflow and outflow at MorphoSys as the agreed percentage royalties and milestones are paid directly by Janssen, GSK and Roche to Royalty Pharma. Refer to Note 4.9 for the contractual cash flows of lease liabilities.

in '000 €; due on December 31, 2023 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	28,388	0	0	28,388
Bonds	1,638	263,738	0	265,376
Financial Liabilities from Collaborations	5,665	55,936	88,087	149,688
Financial Liabilities from Future Payments to Royalty Pharma	123,453	1,126,359	710,567	1,960,379

in 000' €; due on December 31, 2022 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	38,579	0	0	38,579
Bonds	2,031	329,063	0	331,094
Financial Liabilities from Collaborations	2,588	67,784	225,172	295,544
Financial Liabilities from Future Payments to Royalty Pharma	105,525	780,755	1,250,387	2,136,667

Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk based on the carrying amounts of the items is shown in the table below.

as of December 31, 2023; in 000' €	US$	Other
Cash and Cash Equivalents	19,927	0
Accounts Receivable	23,468	0
Financial Assets from Collaborations	3,410	0
Accounts Payable and Accruals	(38,262)	(15)
Financial Liabilities from Collaborations	(114,395)	0
Total	(105,852)	(15)

as of December 31, 2022; in 000' €	US$	Other
Cash and Cash Equivalents	15,986	0
Accounts Receivable	77,045	0
Accounts Payable and Accruals	(97,946)	(56)
Financial Liabilities from Collaborations	(220,339)	0
Total	(225,254)	(56)

Summary of Sensitivity Analysis of Foreign Exchange Rates

in million €	2023	2022	2021
Increase of the Euro by 10%	7.3	15.6	39.3
Decrease of the Euro by 10%	(9.3)	(19.7)	(48.0)

Summary of Sensitivity Analysis of Variable Interest Rate Risk

in million €	2023	2022	2021
Increase of the variable Interest Rate by 0.5%	2.4	2.4	0.8
Decrease of the variable Interest Rate by 0.5%	(2.4)	(2.4)	(0.8)
The Group is currently not subject to significant interest rate risks from the account payables reported on the balance sheet.

Summary of Capital Management

in 000' €	12/31/2023	12/31/2022
Stockholders’ Equity	49,049	157,410
In % of Total Capital	2.4	6.6
Total Liabilities	1,977,262	2,239,523
In % of Total Capital	97.6	93.4
Total Capital	2,026,311	2,396,932

Summary of Net Liabilities and Other Changes which are presented in Operating Activities
The following overview contains the presentation and development of the liabilities from financing activities. “Amortizations from Effective Interest Method,” “Changes from Adjustments to Planning Assumptions” and “Transfer of Assigned License Revenues to Royalty Pharma” include non-cash movements, including accrued interest expense.

in 000' €	Lease Liabilities	Bonds	Financial Liabilities from Collaborations	Financial Liabilities from Future Payments to Royalty Pharma	Total
Balance as of January 1, 2022	(42,584)	(283,208)	(514,362)	(1,256,176)	(2,096,329)
Cash Flows	4,446	2,032	0	(295,421)	(288,943)
New Leases	(6,224)	0	0	0	(6,224)
Disposal Leases	0	0	0	0	0
Amortizations from Effective Interest Method	(1,051)	(12,502)	(22,969)	(78,418)	(114,940)
Gain on Repurchase from Convertible Bond	0	0	0	0	0
Changes from Adjustments to Planning Assumptions	0	0	354,390	28,285	382,675
Transfer of Assigned License Revenues to Royalty Pharma	0	0	0	96,897	96,897
Value adjustment	0	0	0	0	0
Foreign Currency Translation Differences	(368)	0	(37,399)	4,358	(33,409)
Balance as of December 31, 2022	(45,781)	(293,678)	(220,340)	(1,500,475)	(2,060,273)
Balance as of January 1, 2023	(45,781)	(293,678)	(220,340)	(1,500,475)	(2,060,273)
Cash Flows	8,581	42,679	2,382	0	53,642
New Leases	(1,505)	0	0	0	(1,505)
Disposal Leases	0	0	0	0	0
Amortizations from Effective Interest Method	(924)	(11,053)	(8,823)	(89,037)	(109,837)
Gain on Repurchase from Convertible Bond	0	16,393	0	0	16,393
Changes from Adjustments to Planning Assumptions	0	0	104,669	23,746	128,415
Transfer of Assigned License Revenues to Royalty Pharma	0	0	0	110,957	110,957
Value adjustment	27,054	0	0	0	27,054
Foreign Currency Translation Differences	150	0	7,716	18,644	26,510
Balance as of December 31, 2023	(12,425)	(245,659)	(114,395)	(1,436,164)	(1,808,643)

Non-Contractual Obligation Fiscal Year Maturity
With regard to the obligations arising from other contracts as outlined in section 6.1, MorphoSys currently assumes that the payments of approximately € 168 million related to the still active "Pre-2024 Long-Term Incentive Plans" programs will be made with in calendar year 2024, after a successful change-of-control and delisting of MorphoSys.
In case Management Board members or Group employees leave the Group following a completion of the Takeover Offer, MorphoSys assumes additional payouts in a mid double-digit million Euro range could occur associated with the programs granted in the first quarter 2024.

Contractual Obligation, Fiscal Year Maturity
Due to the Purchase Agreement with Incyte on the sale of tafasitamab, the obligations from future payments in connection with contracts for outsourced studies (as presented in section 6.1) will reduce by approx. € 129 million.